Offerings	Jan. 30, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,861,003
Proposed Maximum Offering Price per Unit | $ / shares	2.68
Maximum Aggregate Offering Price	$ 10,347,488.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,428.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional common units that become issuable by reason of any unit dividend, unit split, recapitalization or other similar transaction that results in an increase in the number of the outstanding common stock of the registrant.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price equals the product of (i) 7,722,006 shares of common stock registered hereby and (ii) the estimated offering price per share, calculated as the average of the high and low sales prices of the registrant’s common stock as reported on the NYSE American on January 26, 2026. No separate registration fee is payable with respect to the securities underlying the shares registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Warrants
Amount Registered | shares	3,861,003
Proposed Maximum Offering Price per Unit | $ / shares	2.68
Maximum Aggregate Offering Price	$ 10,347,488.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,428.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional common units that become issuable by reason of any unit dividend, unit split, recapitalization or other similar transaction that results in an increase in the number of the outstanding common stock of the registrant.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price equals the product of (i) 7,722,006 shares of common stock registered hereby and (ii) the estimated offering price per share, calculated as the average of the high and low sales prices of the registrant’s common stock as reported on the NYSE American on January 26, 2026. No separate registration fee is payable with respect to the securities underlying the shares registered hereby.